CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash Flows from Operating Activities
Net (Loss)/Income	$ (53,604)	$ 34,696
Reconciliation of Net Income to Net Cash Provided by Operating Activities
Depreciation Expense	76,172	66,320
Equity Loss from Associate	7,450	6,422
Dry-dock Expenditures	(14,933)	(5,972)
Amortization of Deferred Finance Costs	1,045	987
Deferred Compensation Liability	243	2,292
Share-based Compensation	403	294
Other, net	395	101
Changes in Operating Assets and Liabilities:
Accounts Receivables	(2,149)	9,009
Accounts Receivables, Related Party	(86)	(37)
Inventory	(517)	(6,553)
Prepaid Expenses and Other Current Assets	(114)	141
Accounts Payable and Accrued Liabilities	838	720
Voyages in Progress	21,899	15,854
Net Cash Provided by Operating Activities	37,042	124,275
Cash Flows from Investing Activities
Investment in Vessels	(37,744)	(142,029)
Investment in Nordic American Offshore	(10,000)	0
Return of Investments	841	1,505
Net Cash Used in Investing Activities	(46,903)	(140,524)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	(47)	120,094
Proceeds from Use of Credit Facility	0	117,000
Credit Facility Costs	0	(83)
Dividends Paid	(51,168)	(99,142)
Net Cash (Used)/Provided by Financing Activities	(51,215)	137,870
Net Increase (Decrease) in Cash and Cash Equivalents	(61,076)	121,621
Release of Long-term Deposits	10,000	0
Effect of Exchange Rate Changes on Cash and Cash Equivalents	53	39
Cash and Cash Equivalents at the Beginning of Period	82,170	29,889
Cash and Cash Equivalents at the End of Period	31,147	151,550
Cash Paid for Interest, Net of Amounts Capitalized	$ (11,604)	$ (7,136)